Investment In Navios Europe (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended			0 Months Ended			12 Months Ended
	Dec. 31, 2013	Feb. 06, 2014	Dec. 18, 2013	Dec. 31, 2012	Oct. 09, 2013 Navios Holdings	Dec. 31, 2013 Navios Acquisition	Oct. 09, 2013 Navios Acquisition	Oct. 09, 2013 Navios Maritime Partners L.P.	Dec. 18, 2013 Funded from Senior Loan $117,753	Dec. 18, 2013 New Junior Loan	Oct. 09, 2013 Navios Holdings, Navios Acquisition and Navios Partners	Dec. 31, 2013 Navios Holdings, Navios Acquisition and Navios Partners
Business Acquisition [Line Items]
Ownership percentage					47.50%		47.50%	5.00%
Cash consideration									$ 127,753
Long Term Debt	1,154,448		10,000	992,493
Loan fair value amount	71,929
Revolving loan facility to fund working capital requirements						8,788					24,100	18,500
Estimated Maximum Potential Loss	7,410
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	4,750			0
Debt Instrument Face Amount		51,000	173,367
Portion of the Navios Revolving Loan	$ 2,660			$ 0
Profit sharing arrangement										On an ongoing basis, Navios Europe is required to distribute cash flows (after payment of operating expenses and amounts due pursuant to the terms of the Senior Loan and repayments of the Navios Revolving Loans) according to a defined waterfall calculation as follows: First, Navios Holdings, Navios Acquisition and Navios Partners will each earn a 12.7% preferred distribution on the Navios Term Loans and the Navios Revolving Loans; Second, any remaining cash is then distributed on an 80%/20% basis, respectively, between (i) the Junior Loan holder and (ii) the holders of the Navios Term Loans and Navios Revolving Loans.